Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42197
Entity Registrant Name	MKDWELL TECH INC.
Entity Central Index Key	0001991332
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1F, No. 6-2, Duxing Road
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu City
Entity Address, Country	TW
Entity Address, Postal Zip Code	300
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	141,039,933
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7254
Auditor Name	Guangdong Prouden CPAs GP
Auditor Location	Guangzhou, China
Ordinary shares with no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares with no par value
Trading Symbol	MKDW
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	MKDWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1F, No. 6-2, Duxing Road
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu City
Entity Address, Country	TW
Entity Address, Postal Zip Code	300
City Area Code	+886
Local Phone Number	3-5781899
Contact Personnel Name	Ming-Chia Huang,
Contact Personnel Email Address	csr@mkd.com.tw